STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Redeemable Convertible Preferred Stock [Member]	Preferred stock	Class A and Class B common stock	Additional paid-in capital	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2017	$ 17,040,000
Balance at the beginning (in shares) at Dec. 31, 2017	4,404,840
Issuance of redeemable convertible preferred stock	$ 18,218,000
Issuance of redeemable convertible preferred stock (in shares)	2,236,022
Remeasurement of redeemable convertible preferred stock	$ 18,798,000			$ (6,908,000)	$ (11,890,000)	$ (18,798,000)
Balance at the end at Dec. 31, 2018	$ 54,056,000	$ 54,056,000				54,056,000
Balance at the end (in shares) at Dec. 31, 2018	6,640,862	6,640,862
Balance at the beginning at Dec. 31, 2017		$ 25,560,000	$ 1,000	36,000	(38,871,000)	(13,274,000)
Balance at the beginning (in shares) at Dec. 31, 2017		13,621,802	126,464,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options				192,000		192,000
Issuance of common stock upon exercise of stock options (in shares)			5,402,490
Stock-based compensation				6,680,000		6,680,000
Remeasurement of redeemable convertible preferred stock	$ 18,798,000			(6,908,000)	(11,890,000)	(18,798,000)
Net loss					(27,780,000)	(27,780,000)
Balance at the end at Dec. 31, 2018		$ 25,560,000	$ 1,000		(78,541,000)	(52,980,000)
Balance at the end (in shares) at Dec. 31, 2018		13,621,802	131,866,970
Remeasurement of redeemable convertible preferred stock		$ 62,519,000		(1,251,000)	(61,268,000)	(62,519,000)
Balance at the end at Sep. 30, 2019		$ 156,335,000
Balance at the end (in shares) at Sep. 30, 2019		9,815,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon early exercise of stock options with promissory note (in shares)			12,007,118
Issuance of common stock from the conversion of preferred stock		$ (147,000)		147,000
Issuance of common stock from the conversion of preferred stock (in shares)		(100,000)	1,000,000
Stock-based compensation				969,000		969,000
Remeasurement of redeemable convertible preferred stock		$ 62,519,000		(1,251,000)	(61,268,000)	(62,519,000)
Net loss					14,919,000	14,919,000
Balance at the end at Sep. 30, 2019		$ 25,413,000	$ 1,000		(156,728,000)	(129,314,000)
Balance at the end (in shares) at Sep. 30, 2019		13,521,802	148,543,144
Balance at the beginning at Dec. 31, 2018	$ 54,056,000	$ 54,056,000				54,056,000
Balance at the beginning (in shares) at Dec. 31, 2018	6,640,862	6,640,862
Issuance of redeemable convertible preferred stock	$ 39,760,000
Issuance of redeemable convertible preferred stock (in shares)	3,174,727
Remeasurement of redeemable convertible preferred stock	$ 62,519,000			(1,581,000)	(60,938,000)	(62,519,000)
Balance at the end at Dec. 31, 2019	$ 156,335,000	$ 156,335,000				156,335,000
Balance at the end (in shares) at Dec. 31, 2019	9,815,589	9,815,589
Balance at the beginning at Dec. 31, 2018		$ 25,560,000	$ 1,000		(78,541,000)	(52,980,000)
Balance at the beginning (in shares) at Dec. 31, 2018		13,621,802	131,866,970
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options				197,000		197,000
Issuance of common stock upon exercise of stock options (in shares)			4,665,833
Issuance of common stock upon early exercise of stock options with promissory note (in shares)			12,007,118
Issuance of common stock from the conversion of preferred stock		$ (147,000)		147,000
Issuance of common stock from the conversion of preferred stock (in shares)		(100,000)	1,000,000
Stock-based compensation				1,237,000		1,237,000
Remeasurement of redeemable convertible preferred stock	$ 62,519,000			(1,581,000)	(60,938,000)	(62,519,000)
Net loss					(23,605,000)	(23,605,000)
Balance at the end at Dec. 31, 2019		$ 25,413,000	$ 1,000		(163,084,000)	(137,670,000)
Balance at the end (in shares) at Dec. 31, 2019		13,521,802	149,539,921
Issuance of redeemable convertible preferred stock		$ 865,952,000
Remeasurement of redeemable convertible preferred stock				(10,106,000)	$ (855,846,000)	(865,952,000)
Balance at the end at Sep. 30, 2020		$ 1,120,724,000				$ 1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020		12,202,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)			16,000		(16,000)	22,257,454
Issuance of common stock upon early exercise of stock options with promissory note			$ 16,999,542
Stock-based compensation		$ 132,000		9,433,000		$ 9,433,000
Remeasurement of redeemable convertible preferred stock				$ (10,106,000)	$ (855,846,000)	(865,952,000)
Net loss					78,530,000	78,530,000
Balance at the end at Sep. 30, 2020		$ 25,354,000	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020		13,482,084	171,230,240
Balance at the end at Sep. 30, 2020		$ 1,120,724,000				1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020		12,202,320
Balance at the end at Sep. 30, 2020		$ 25,354,000	$ 17,000		(1,099,867,000)	(1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020		13,482,084	171,230,240
Balance at the end at Sep. 30, 2020		$ 1,120,724,000				1,120,724,000
Balance at the end (in shares) at Sep. 30, 2020		12,202,320
Balance at the end at Sep. 30, 2020		$ 25,354,000	$ 17,000		$ (1,099,867,000)	$ (1,074,496,000)
Balance at the end (in shares) at Sep. 30, 2020		13,482,084	171,230,240